As filed with the Securities and Exchange Commission on March 18, 2011
File Nos. 333-117597 and 811-21606

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 8	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 10	[X]
(Check appropriate box or boxes)

TILSON INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 18th Floor, New York, New York 10153
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Thomas W. Steed, III
Kilpatrick, Townsend & Stockton LLP
3737 Glenwood Avenue, Suite 400
Raleigh, North Carolina 27612

Approximate Date of Proposed Public Offering:                     As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective:  (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on ________ (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on ________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2) or
[   ] on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 7 filed February 28, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 18th day of March, 2011.

TILSON INVESTMENT TRUST

By:       /s/ A. Vason Hamrick

 A. Vason Hamrick
 Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 8 to its Registration Statement has been signed below by the following person in the capacities and on the date indicated.

                    *                                                   March 18, 2011
Jack E. Brinson, Trustee and Chairman                                                               Date

                    *                                                    March 18, 2011
James H. Speed, Jr., Trustee                                                                                  Date

                    *                                                    March 18, 2011
Whitney R. Tilson, Trustee, President,                                                               Date
and Principal Executive Officer

                    *                                                                                           March 18, 2011
Glenn H. Tongue, Vice President, Treasurer                                                      Date
and Principal Financial Officer

/s/ T. Lee Hale, Jr.                                                                                           March 18, 2011
T. Lee Hale, Jr., Assistant Secretary                                                                    Date

/s/ A. Vason Hamrick                                                                                              March 18, 2011
A. Vason Hamrick, Secretary and                                                                         Date
Assistant Treasurer

*By:         /s/ A. Vason Hamrick                                                                             March 18, 2011
A. Vason Hamrick, Attorney-in-Fact                                                    Date

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101-SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase